Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Employee Benefits [Abstract]
Chinese government state pension expense	$ 441	$ 306	$ 331
Percentage of average monthly salary used to calculate pension expense, minimum range	8.00%	8.00%	8.00%
Percentage of average monthly salary used to calculate pension expense, maximum range	14.00%	14.00%	14.00%